Annual Total Returns[BarChart] - Transamerica Managed Risk - Balanced ETF VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.57%	8.67%	11.76%	4.81%	(1.50%)	3.94%	13.72%	(4.33%)	15.92%	4.48%